Principal Accounting Policies - Summary of Income and Cash Flow Statement Amounts and Balances of the Consolidated VIEs (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Disclosure Of Summary Of Revenue Income And Cash Flows Of Variable Interest Entity [Line Items]
Net Revenues	¥ 11,238,638	$ 1,539,687	¥ 8,436,159	¥ 6,733,644
Net income	3,123,437	427,910	2,227,093	411,900
Net cash (used in) provided by operating activities	2,970,125	406,908	2,269,646	(15,520)
Net cash used in investing activities	(2,419,636)	(331,488)	553,739	2,131,221
Net cash provided by (used in) financing activities	(1,519,745)	$ (208,204)	(1,167,002)	(1,330,175)
Variable Interest Entity, Primary Beneficiary [Member]
Disclosure Of Summary Of Revenue Income And Cash Flows Of Variable Interest Entity [Line Items]
Net Revenues	6,157,284		5,817,440	5,648,742
Net income	347,955		1,080,640	1,779,515
Net cash (used in) provided by operating activities	(948,849)		137,792	615,584
Net cash used in investing activities	(1,051,374)		(240,125)	(69,854)
Net cash provided by (used in) financing activities	¥ 0		¥ 0	¥ (9,000)